Investment Objectives and Goals	Oct. 16, 2026
ALPS DISRUPTIVE TECHNOLOGIES ETF
Prospectus [Line Items]
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Bloomberg Frontier Tech Focus Equal Weight Index (ticker symbol BFTET) (the "Underlying Index").